Note 26 - Derivative financial instruments - Hedge Reserve Evolution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	$ 8,100
Hedge accounting reserve		$ 8,100
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	8,133	13,122
Movements	(8,753)	(4,989)
Hedge accounting reserve	(620)	8,133
Foreign Exchange & Commodities [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	8,133	13,122
Movements	(8,753)	(4,989)
Hedge accounting reserve	$ (620)	$ 8,133